Organization and Principal Activities (Details) - Schedule of Company’s Major Subsidiaries and VIEs	12 Months Ended
Dec. 31, 2023
Lianwai Investment Co., Ltd. (“Lianwai investment”) [Member]
Wholly owned subsidiaries of the Company:
Date of establishment / acquisition	Sep. 11, 2018
Place of incorporation	BVI
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Hong Kong Mengxiang Education Development Group Limited (“HK Mengxiang”) [Member]
Wholly owned subsidiaries of the Company:
Date of establishment / acquisition	Sep. 20, 2018
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd. (“Liandu WFOE”) [Member]
Wholly owned subsidiaries of the Company:
Date of establishment / acquisition	Oct. 10, 2018
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Zhejiang Lishui Mengxiang Education Development Company Limited (“Lishui Mengxiang VIE”) [Member]
Wholly owned subsidiaries of the Company:
Date of establishment / acquisition	Aug. 20, 2001
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of Liandu Foreign Language School
‣ Langfang City Rail Transit Technical School (“Langfang School”) [Member]
Wholly owned subsidiaries of the Company:
Date of establishment / acquisition	Jan. 01, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of vocational education
Hainan Jiangcai Vocational Skills Training School Co. Ltd. (“Hainan Jiangcai”) [Member]
Wholly owned subsidiaries of the Company:
Date of establishment / acquisition	Jan. 01, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of vocational education
Lishui Overseas Chinese high School (“Lishui International School”) [Member]
Wholly owned subsidiaries of the Company:
Date of establishment / acquisition	Jun. 25, 2023
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of high school
Hebei Chuangxiang [Member]
Wholly owned subsidiaries of the Company:
Date of establishment / acquisition	Jan. 06, 2023
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Comprehensive human resources service